Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2013
Interest and Finance costs [Abstract]
Interest and Finance Costs
	Year Ended December 31,
	2011	2012	2013
Interest incurred on long-term debt (Note 15)	$ 9,386	8,933	$ 7,264
Interest incurred on short-term borrowings (Note 14)	10,921	13,141	14,045
Servicing fees on factoring (Note 4)	342	1,738	1,563
Amortization of financing fees (Note 12)	1,003	1,037	840
Amortization of convertible notes discount (Note 15)	-	-	419
Bank commissions, commitment fees and other charges	7,097	8,582	8,559
Interest on lease payments (Note 22)	262	175	83
Capitalized interest (Note 8, 9 and 11)	(1,147)	(2,414)	(4,700)
Total	$ 27,864	31,192	$ 28,073